                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                  Schwab Investments -- Schwab 1000 Index Fund

                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk

                  Schwab Investments -- Schwab 1000 Index Fund
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  November 1, 2007 -- January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB 1000 INDEX(R) FUND

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.7%  COMMON STOCK                                  2,982,936       6,361,133
  0.1%  FOREIGN COMMON STOCK                              3,643           6,174
  0.1%  SHORT-TERM INVESTMENTS                            7,967           7,967
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             2,994,546       6,375,274
  5.2%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                              335,673         335,673
(5.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (327,839)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,383,108

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)

COMMON STOCK 99.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
BorgWarner, Inc.                                          53,698           2,718
Ford Motor Co. (a)*                                      872,613           5,794
General Motors Corp. (a)                                 262,305           7,426
Gentex Corp. (a)                                          66,272           1,051
Harley-Davidson, Inc. (a)                                112,092           4,549
Johnson Controls, Inc.                                   273,174           9,662
Lear Corp. *                                              35,000           1,027
The Goodyear Tire & Rubber Co. *                         105,400           2,653
                                                                     -----------
                                                                          34,880
BANKS 3.9%
--------------------------------------------------------------------------------
Associated Banc-Corp                                      57,148           1,610
Astoria Financial Corp. (a)                               11,304             307
Bank of Hawaii Corp.                                      23,032           1,160
BB&T Corp.                                               251,300           9,117
Capitol Federal Financial (a)                             10,391             336
City National Corp. (a)                                   18,532           1,054
Comerica, Inc.                                            70,128           3,059
Commerce Bancorp, Inc.                                    86,953           3,314
Commerce Bancshares, Inc.                                 30,292           1,345
Countrywide Financial Corp. (a)                          247,672           1,724
Cullen/Frost Bankers, Inc.                                24,800           1,350
East West Bancorp, Inc. (a)                               29,000             698
Fannie Mae                                               448,834          15,198
Fifth Third Bancorp                                      247,284           6,701
First Horizon National Corp. (a)                          52,600           1,140
Freddie Mac                                              308,305           9,369
Fulton Financial Corp. (a)                                22,544             284
Hudson City Bancorp, Inc. (a)                            145,240           2,379
Huntington Bancshares, Inc.                              165,098           2,221
IndyMac Bancorp, Inc. (a)                                 21,795             178
KeyCorp                                                  180,914           4,731
M&T Bank Corp. (a)                                        35,543           3,262
Marshall & Ilsley Corp.                                  118,531           3,307
MGIC Investment Corp. (a)                                 37,705             698
National City Corp. (a)                                  254,876           4,534
New York Community Bancorp, Inc. (a)                     107,882           2,001
People's United Financial, Inc. (a)                       27,593             466
PNC Financial Services Group, Inc.                       160,613          10,539
Popular, Inc. (a)                                        129,386           1,749
Radian Group, Inc. (a)                                    35,654             326
Regions Financial Corp.                                  322,706           8,145
Sovereign Bancorp, Inc. (a)                              167,420           2,088
SunTrust Banks, Inc.                                     164,693          11,356
Synovus Financial Corp.                                  151,441           2,001
TCF Financial Corp. (a)                                   50,584           1,075
The Colonial BancGroup, Inc. (a)                          68,176           1,070
The PMI Group, Inc. (a)                                   40,264             383
U.S. Bancorp                                             800,355          27,172
UnionBanCal Corp.                                         22,465           1,102
Valley National Bancorp                                   45,291             917
Wachovia Corp.                                           890,629          34,672
Washington Mutual, Inc. (a)                              412,293           8,213
Webster Financial Corp.                                   19,239             652
Wells Fargo & Co.                                      1,566,896          53,290
Whitney Holding Corp. (a)                                 29,023             779
Wilmington Trust Corp. (a)                                30,237           1,054
Zions Bancorp                                             50,098           2,742
                                                                     -----------
                                                                         250,868
CAPITAL GOODS 9.1%
--------------------------------------------------------------------------------
3M Co.                                                   331,034          26,367
Acuity Brands, Inc. (a)                                   30,000           1,365
AGCO Corp. *                                              60,700           3,655
Aircastle Ltd. (a)                                        23,800             585
Alliant Techsystems, Inc. (a)*                            13,438           1,422
AMETEK, Inc.                                              49,247           2,169
BE Aerospace, Inc. *                                      38,000           1,467
Belden, Inc. (a)                                          21,100             892
Carlisle Cos., Inc.                                       20,236             674
Caterpillar, Inc.                                        295,176          20,999
Cooper Industries Ltd., Class A                           84,700           3,773
Crane Co.                                                 23,584             964
Cummins, Inc.                                             96,532           4,661
Danaher Corp.                                            110,320           8,213
Deere & Co.                                              210,346          18,460
Donaldson Co., Inc.                                       25,900           1,085
Dover Corp.                                               92,937           3,751
Eaton Corp.                                               67,959           5,624
Emerson Electric Co.                                     369,988          18,810
Fastenal Co.                                              50,900           2,057
Flowserve Corp.                                           25,341           2,081
Fluor Corp.                                               40,779           4,962
GATX Corp.                                                20,000             752
General Cable Corp. (a)*                                  10,000             580
General Dynamics Corp.                                   188,224          15,897

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
General Electric Co.                                   4,691,922         166,141
Goodrich Corp.                                            58,098           3,634
Graco, Inc. (a)                                           25,194             862
Harsco Corp.                                              38,900           2,214
Honeywell International, Inc.                            368,599          21,773
Hubbell, Inc., Class B                                    26,832           1,279
IDEX Corp.                                                37,306           1,165
Illinois Tool Works, Inc. (a)                            189,704           9,561
Ingersoll-Rand Co., Ltd., Class A                        142,728           5,641
ITT Corp.                                                 90,394           5,372
Jacobs Engineering Group, Inc. *                          54,856           4,193
Joy Global, Inc.                                          29,008           1,829
Kennametal, Inc.                                          35,198           1,078
L-3 Communications Holdings, Inc.                         57,724           6,398
Lincoln Electric Holdings, Inc.                           18,000           1,110
Lockheed Martin Corp.                                    172,254          18,590
Masco Corp.                                              175,736           4,030
McDermott International, Inc. *                          102,712           4,846
MSC Industrial Direct Co., Inc., Class A                   9,658             397
Northrop Grumman Corp.                                   172,532          13,692
Oshkosh Truck Corp.                                       33,828           1,548
Owens Corning, Inc. (a)*                                  47,300           1,028
PACCAR, Inc.                                             172,589           8,098
Pall Corp.                                                57,133           2,108
Parker Hannifin Corp.                                     79,453           5,372
Pentair, Inc.                                             46,300           1,470
Precision Castparts Corp.                                 61,301           6,976
Quanta Services, Inc. (a)*                                54,000           1,184
Raytheon Co.                                             209,590          13,653
Rockwell Automation, Inc.                                 73,149           4,171
Rockwell Collins, Inc.                                    76,953           4,863
Roper Industries, Inc.                                    39,091           2,186
SPX Corp.                                                 27,614           2,778
Teleflex, Inc.                                            25,246           1,493
Terex Corp. *                                             47,582           2,796
Textron, Inc.                                            116,138           6,509
The Boeing Co.                                           366,089          30,451
The Manitowoc Co., Inc.                                   71,246           2,716
The Shaw Group, Inc. *                                    30,669           1,733
The Timken Co.                                            43,594           1,318
Thomas & Betts Corp. *                                    35,929           1,626
Trane, Inc.                                               81,095           3,631
Trinity Industries, Inc. (a)                              33,691             954
Tyco International Ltd.                                  229,248           9,023
United Rentals, Inc. *                                    30,882             564
United Technologies Corp.                                461,863          33,905
URS Corp. *                                               25,000           1,097
USG Corp. (a)*                                            35,006           1,281
W.W. Grainger, Inc.                                       31,176           2,481
WESCO International, Inc. (a)*                            19,593             828
                                                                     -----------
                                                                         582,911
COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                          118,243           1,165
Avery Dennison Corp.                                      42,460           2,200
ChoicePoint, Inc. *                                       33,182           1,105
Cintas                                                    33,110           1,087
Copart, Inc. *                                            33,014           1,350
Corrections Corp. of America *                            50,000           1,327
Covanta Holding Corp. (a)*                                54,848           1,393
Equifax, Inc.                                             57,900           2,147
Herman Miller, Inc. (a)                                   26,255             834
HNI Corp. (a)                                             16,273             548
Manpower, Inc.                                            40,291           2,267
Monster Worldwide, Inc. *                                 59,500           1,657
Pitney Bowes, Inc.                                        98,241           3,605
R.R. Donnelley & Sons Co.                                 99,419           3,469
Republic Services, Inc.                                   78,072           2,342
Robert Half International, Inc.                           74,791           2,078
Stericycle, Inc. *                                        39,098           2,317
The Brink's Co. (a)                                       22,415           1,359
The Corporate Executive Board Co. (a)                     16,444             946
The Dun & Bradstreet Corp.                                27,825           2,559
Waste Management, Inc.                                   247,177           8,018
                                                                     -----------
                                                                          43,773
CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Brunswick Corp. (a)                                       40,761             774
Centex Corp. (a)                                          52,500           1,458
Coach, Inc. *                                            170,310           5,458
D.R. Horton, Inc.                                        111,397           1,922
Eastman Kodak Co. (a)                                    133,321           2,657
Fortune Brands, Inc.                                      59,628           4,169
Garmin Ltd. (a)                                           33,686           2,430
Hanesbrands, Inc. *                                       36,100             925
Harman International Industries, Inc.                     28,097           1,309
Hasbro, Inc.                                              74,625           1,938
Icahn Enterprises L.P. (a)                                26,000           2,969
Jones Apparel Group, Inc. (a)                             39,520             664
KB Home                                                   28,176             775
Leggett & Platt, Inc. (a)                                 79,244           1,507
Lennar Corp., Class A                                     46,575             959
Liz Claiborne, Inc. (a)                                   42,800             937
M.D.C. Holdings, Inc. (a)                                 14,679             679
Mattel, Inc.                                             169,997           3,572
Mohawk Industries, Inc. (a)*                              24,839           1,985
Newell Rubbermaid, Inc.                                  136,926           3,303
NIKE, Inc., Class B                                      189,068          11,677
NVR, Inc. (a)*                                             2,298           1,451
Phillips-Van Heusen Corp.                                 25,700           1,083
Polo Ralph Lauren Corp.                                   26,495           1,605
Pool Corp. (a)                                             5,927             146
Pulte Homes, Inc. (a)                                     94,712           1,548
Snap-on, Inc.                                             27,350           1,343
The Black & Decker Corp. (a)                              36,580           2,654
The Ryland Group, Inc.                                    18,050             608
The Stanley Works                                         38,394           1,972
Toll Brothers, Inc. (a)*                                  21,500             501
VF Corp.                                                  41,682           3,225
Whirlpool Corp. (a)                                       35,815           3,048
                                                                     -----------
                                                                          71,251
CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                             64,821           5,169
Boyd Gaming Corp. (a)                                      3,700              99
Brinker International, Inc.                               44,600             830

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Career Education Corp. (a)*                               44,000             957
Carnival Corp.                                           195,110           8,680
Darden Restaurants, Inc.                                  67,315           1,906
H&R Block, Inc.                                          118,798           2,289
International Game Technology                            146,426           6,248
International Speedway Corp., Class A                     16,569             678
ITT Educational Services, Inc. (a)*                       21,101           1,928
Jack In the Box, Inc. *                                   28,000             818
Las Vegas Sands Corp. (a)*                                47,663           4,179
Marriott International, Inc.,   Class A                  136,756           4,918
McDonald's Corp.                                         553,736          29,653
MGM MIRAGE (a)*                                           55,987           4,099
Panera Bread Co., Class A (a)*                             8,339             315
Penn National Gaming, Inc. *                               9,860             514
Royal Caribbean Cruises Ltd. (a)                          27,591           1,111
Scientific Games Corp.,     Class A (a)*                  19,143             456
Service Corp. International                              133,100           1,601
Sotheby's (a)                                             25,000             777
Starbucks Corp. *                                        335,627           6,347
Starwood Hotels & Resorts Worldwide, Inc.                 92,442           4,183
The Cheesecake Factory, Inc. (a)*                         28,674             626
Weight Watchers International, Inc. (a)                   11,329             483
Wendy's International, Inc.                               40,173             981
Wyndham Worldwide Corp.                                   66,517           1,567
Wynn Resorts Ltd.                                         15,942           1,833
Yum! Brands, Inc.                                        244,376           8,348
                                                                     -----------
                                                                         101,593
DIVERSIFIED FINANCIALS 8.1%
--------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)*                      11,459           1,127
AllianceBernstein Holding L.P. (a)                        35,189           2,336
American Express Co.                                     553,077          27,278
AmeriCredit Corp. (a)*                                    53,000             705
Ameriprise Financial, Inc.                               107,657           5,955
Bank of America Corp.                                  2,074,268          91,994
Bank of New York Mellon Corp.                            523,496          24,411
Blackrock, Inc.                                            4,765           1,054
Capital One Financial Corp.                              181,453           9,945
CIT Group, Inc.                                           88,368           2,471
Citigroup, Inc.                                        2,273,662          64,163
CME Group, Inc.                                           22,748          14,079
Discover Financial Services                              146,824           2,569
E*TRADE Financial Corp. (a)*                             182,900             909
Eaton Vance Corp. (a)                                     57,384           2,139
Federated Investors, Inc., Class B                        48,250           2,054
Franklin Resources, Inc.                                  75,086           7,826
IntercontinentalExchange, Inc. *                          25,589           3,581
Janus Capital Group, Inc. (a)                             71,500           1,931
Jefferies Group, Inc. (a)                                 25,652             519
JPMorgan Chase & Co.                                   1,580,938          75,174
Lazard Ltd., Class A (a)                                  12,200             482
Legg Mason, Inc.                                          53,714           3,867
Lehman Brothers Holdings, Inc.                           243,988          15,657
Leucadia National Corp. (a)                               75,164           3,320
Merrill Lynch & Co., Inc.                                399,562          22,535
Moody's Corp. (a)                                        102,626           3,591
Morgan Stanley                                           487,948          24,119
Nasdaq Stock Market, Inc. (a)*                            52,137           2,412
Northern Trust Corp.                                      99,076           7,268
Nymex Holdings, Inc.                                       7,600             874
NYSE Euronext                                             72,400           5,694
Raymond James Financial, Inc.                             18,649             524
SEI Investments Co.                                       58,748           1,627
SLM Corp.                                                190,324           4,140
State Street Corp.                                       182,400          14,979
T. Rowe Price Group, Inc.                                122,550           6,200
TD Ameritrade Holding Corp. *                             63,631           1,194
The Bear Stearns Cos., Inc. (a)                           53,536           4,834
The Charles Schwab Corp. (c)                             476,315          10,622
The First Marblehead Corp. (a)                             1,214              20
The Goldman Sachs Group, Inc.                            190,732          38,293
The Student Loan Corp.                                     1,827             216
                                                                     -----------
                                                                         514,688
ENERGY 11.8%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 211,348          12,383
Apache Corp.                                             145,150          13,853
Arch Coal, Inc. (a)                                       42,200           1,857
Baker Hughes, Inc.                                       147,707           9,591
BJ Services Co.                                          132,346           2,879
Boardwalk Pipeline Partners  L.P. (a)                     15,200             472
Cabot Oil & Gas Corp.                                     44,774           1,732
Cameron International Corp. *                            100,200           4,034
Cheniere Energy, Inc. (a)*                                 5,187             156
Chesapeake Energy Corp.                                  167,597           6,240
Chevron Corp.                                            997,577          84,295
Cimarex Energy Co. (a)                                    19,215             784
ConocoPhillips                                           758,216          60,900
CONSOL Energy, Inc.                                       82,598           6,030
Denbury Resources, Inc. *                                 85,884           2,173
Devon Energy Corp.                                       206,082          17,513
Diamond Offshore Drilling, Inc. (a)                       20,929           2,364
El Paso Corp.                                            323,781           5,336
Enbridge Energy Partners L.P.                             23,100           1,176
Energy Transfer Partners L.P.                             33,400           1,675
ENSCO International, Inc. (a)                             67,928           3,472
Enterprise Products Partners  L.P. (a)                   130,258           4,065
EOG Resources, Inc.                                      113,152           9,901
Exterran Holdings, Inc. (a)*                              15,599           1,018
Exxon Mobil Corp.                                      2,599,922         224,633
FMC Technologies, Inc. *                                  53,784           2,590
Forest Oil Corp. *                                        25,415           1,149
Frontier Oil Corp.                                        50,558           1,783
Grant Prideco, Inc. *                                     57,316           2,853
Halliburton Co.                                          455,388          15,105
Helix Energy Solutions Group, Inc. *                      23,126             855
Helmerich & Payne, Inc.                                   46,192           1,812
Hess Corp.                                               125,223          11,374

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Kinder Morgan Energy Partners LP (a)                      68,700           3,934
Kinder Morgan Management LLC *                            26,169           1,413
Magellan Midstream Partners (a)                           30,000           1,298
Marathon Oil Corp.                                       320,946          15,036
Massey Energy Co.                                         37,501           1,394
Murphy Oil Corp.                                          82,544           6,070
Nabors Industries Ltd. *                                 129,088           3,514
National-Oilwell Varco, Inc. *                           162,946           9,814
Newfield Exploration Co. *                                53,066           2,647
Noble Corp.                                              120,700           5,283
Noble Energy                                              78,961           5,731
NuStar Energy L.P. (a)                                    16,895             922
Occidental Petroleum Corp.                               388,616          26,375
Oceaneering International, Inc. *                          8,000             461
ONEOK Partners L.P. (a)                                   21,300           1,333
Patterson-UTI Energy, Inc. (a)                            70,321           1,377
Peabody Energy Corp. (a)                                 116,021           6,267
Petrohawk Energy Corp. *                                  25,000             394
Pioneer Natural Resources Co.                             53,111           2,225
Plains All American Pipeline, L.P. (a)                    43,032           2,143
Plains Exploration & Production Co. *                     23,757           1,156
Pride International, Inc. *                               72,494           2,299
Quicksilver Resources, Inc. *                             17,945           1,020
Range Resources Corp.                                     44,628           2,330
Rowan Cos., Inc. (a)                                      44,283           1,507
Schlumberger Ltd.                                        546,506          41,239
Smith International, Inc.                                 86,959           4,714
Southwestern Energy Co. *                                 61,844           3,458
Spectra Energy Corp.                                     291,171           6,650
St. Mary Land & Exploration Co.                           20,513             723
Sunoco, Inc.                                              54,500           3,390
Superior Energy Services, Inc. *                          35,000           1,403
Teekay Shipping Corp. (a)                                 18,968             897
TEPPCO Partners L.P. (a)                                  32,277           1,253
Tesoro Corp. (a)                                          63,312           2,472
The Williams Cos., Inc.                                  277,221           8,863
Tidewater, Inc.                                           26,568           1,407
Transocean, Inc. *                                       143,325          17,572
Ultra Petroleum Corp. *                                   56,612           3,895
Unit Corp. *                                               5,200             261
Valero Energy Corp.                                      254,670          15,074
Weatherford International Ltd. *                         141,248           8,731
XTO Energy, Inc.                                         213,197          11,073
                                                                     -----------
                                                                         755,071
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. *                               29,800             967
Costco Wholesale Corp.                                   201,599          13,697
CVS/Caremark Corp.                                       685,861          26,797
Rite Aid Corp. (a)*                                      241,000             713
Safeway, Inc.                                            197,397           6,117
Supervalu, Inc.                                           96,356           2,896
Sysco Corp.                                              279,090           8,108
The Kroger Co.                                           328,413           8,358
Wal-Mart Stores, Inc.                                  1,122,977          57,137
Walgreen Co.                                             459,069          16,118
Whole Foods Market, Inc.                                  56,216           2,217
                                                                     -----------
                                                                         143,125
FOOD, BEVERAGE & TOBACCO 4.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       973,215          73,789
Anheuser-Busch Cos., Inc.                                351,766          16,364
Archer-Daniels-Midland Co.                               296,685          13,069
Brown-Forman Corp., Class B                               24,832           1,564
Bunge Ltd.                                                55,692           6,598
Campbell Soup Co.                                        101,258           3,201
Coca-Cola Enterprises, Inc.                              129,072           2,978
ConAgra Foods, Inc.                                      234,197           5,042
Constellation Brands, Inc.,   Class A *                   88,132           1,842
Corn Products International, Inc.                         34,500           1,166
Dean Foods Co. (a)                                        39,033           1,093
Del Monte Foods Co.                                       91,938             825
General Mills, Inc.                                      160,150           8,746
H.J. Heinz Co.                                           160,798           6,844
Hormel Foods Corp.                                        14,247             552
Kellogg Co.                                              116,181           5,565
Kraft Foods, Inc., Class A                               461,464          13,502
Loews Corp. - Carolina Group                              58,571           4,810
McCormick & Co., Inc.                                     60,354           2,035
Molson Coors Brewing Co.,  Class B                        43,672           1,951
PepsiCo, Inc.                                            759,487          51,789
Reynolds American, Inc. (a)                               91,084           5,768
Sara Lee Corp.                                           340,172           4,783
Smithfield Foods, Inc. (a)*                               46,235           1,288
The Coca-Cola Co.                                        934,204          55,277
The Hershey Co. (a)                                       66,424           2,405
The J. M. Smucker Co. (a)                                 26,201           1,224
The Pepsi Bottling Group, Inc.                            60,932           2,123
Tyson Foods, Inc., Class A                               116,959           1,667
UST, Inc. (a)                                             72,525           3,768
Wm. Wrigley Jr. Co.                                       99,472           5,713
                                                                     -----------
                                                                         307,341
HEALTH CARE EQUIPMENT & SERVICES 4.5%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. *                           27,634             581
Aetna, Inc.                                              250,677          13,351
AmerisourceBergen Corp.                                   87,810           4,096
Baxter International, Inc.                               314,495          19,102
Beckman Coulter, Inc.                                     27,428           1,824
Becton, Dickinson & Co.                                  113,465           9,818
Boston Scientific Corp. *                                501,507           6,083
C.R. Bard, Inc.                                           47,000           4,539
Cardinal Health, Inc.                                    185,610          10,760
Cerner Corp. (a)*                                         30,326           1,589
CIGNA Corp.                                              150,054           7,377
Community Health Systems,  Inc. (a)*                      40,206           1,291
Coventry Health Care, Inc. (a)*                           86,962           4,920
Covidien Ltd.                                            174,248           7,777
DaVita, Inc. *                                            43,625           2,327
DENTSPLY International, Inc.                              70,500           2,912
Edwards Lifesciences Corp. (a)*                           26,796           1,240
Express Scripts, Inc. *                                  125,912           8,498
Gen-Probe, Inc. *                                         22,670           1,296

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Health Management Associates, Inc., Class A (a)           71,122             383
Health Net, Inc. *                                        51,000           2,371
Henry Schein, Inc. *                                      39,919           2,320
Hillenbrand Industries, Inc.                              27,448           1,420
Hlth Corp. (a)*                                           65,979             738
Hologic, Inc. *                                           37,685           2,425
Hospira, Inc. *                                           72,240           2,970
Humana, Inc. *                                            77,391           6,214
IDEXX Laboratories, Inc. *                                28,298           1,595
IMS Health, Inc.                                          90,189           2,155
Intuitive Surgical, Inc. *                                17,215           4,373
Kinetic Concepts, Inc. (a)*                               30,492           1,518
Laboratory Corp. of America Holdings *                    56,722           4,191
Lincare Holdings, Inc. (a)*                               40,650           1,358
McKesson Corp.                                           144,147           9,051
Medco Health Solutions, Inc. *                           267,086          13,376
Medtronic, Inc.                                          534,018          24,869
Omnicare, Inc. (a)                                        43,433             962
Patterson Cos., Inc. *                                    64,500           2,067
Pediatrix Medical Group, Inc. *                           21,754           1,481
Quest Diagnostics, Inc. (a)                               50,847           2,508
ResMed, Inc. (a)*                                         26,708           1,244
Respironics, Inc. *                                       33,867           2,219
Sierra Health Services, Inc. *                            25,804           1,109
St. Jude Medical, Inc. *                                 156,905           6,356
Stryker Corp.                                            132,254           8,857
Tenet Healthcare Corp. (a)*                              207,156             918
The Cooper Cos., Inc.                                      7,447             293
UnitedHealth Group, Inc.                                 634,312          32,248
Universal Health Services, Inc., Class B                  22,337           1,053
Varian Medical Systems, Inc. *                            58,271           3,029
VCA Antech, Inc. *                                        37,554           1,452
WellCare Health Plans, Inc. *                             13,000             611
WellPoint, Inc. *                                        280,923          21,968
Zimmer Holdings, Inc. *                                  110,012           8,611
                                                                     -----------
                                                                         287,694
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Alberto-Culver Co.                                        37,750           1,011
Avon Products, Inc.                                      199,136           6,974
Church & Dwight Co., Inc. (a)                             28,997           1,543
Colgate-Palmolive Co.                                    238,027          18,328
Energizer Holdings, Inc. *                                26,100           2,443
Herbalife Ltd.                                            30,509           1,211
Kimberly-Clark Corp.                                     211,634          13,894
NBTY, Inc. *                                              26,200             635
The Clorox Co.                                            69,525           4,263
The Estee Lauder Cos., Inc., Class A (a)                  52,854           2,230
The Procter & Gamble Co.                               1,460,919          96,348
                                                                     -----------
                                                                         148,880
INSURANCE 5.6%
--------------------------------------------------------------------------------
ACE Ltd.                                                 151,501           8,839
AFLAC, Inc.                                              233,313          14,309
Alleghany Corp. (a)*                                       3,869           1,462
Ambac Financial Group, Inc. (a)                           47,228             554
American Financial Group, Inc. (a)                        51,405           1,425
American International Group, Inc.                     1,189,536          65,615
American National Insurance Co.                           11,837           1,484
Aon Corp.                                                157,563           6,857
Arch Capital Group Ltd. *                                 32,000           2,255
Arthur J. Gallagher & Co. (a)                             35,720             908
Aspen Insurance Holdings Ltd.                             40,000           1,129
Assurant, Inc.                                            59,392           3,854
Axis Capital Holdings Ltd.                                63,462           2,541
Berkshire Hathaway, Inc.,   Class A *                        393          53,448
Brown & Brown, Inc. (a)                                   53,376           1,201
Cincinnati Financial Corp.                                76,917           2,964
CNA Financial Corp. (a)                                   82,300           2,797
Conseco, Inc. *                                           67,673             815
Endurance Specialty Holdings Ltd. (a)                     28,653           1,161
Erie Indemnity Co., Class A                               22,785           1,154
Everest Re Group Ltd.                                     28,420           2,890
Fidelity National Financial, Inc., Class A (a)           102,669           2,022
First American Corp. (a)                                  42,560           1,853
Genworth Financial, Inc., Class A                        204,539           4,978
Hanover Insurance Group, Inc.                             26,400           1,203
HCC Insurance Holdings, Inc.                              76,357           2,127
Lincoln National Corp.                                   133,159           7,239
Loews Corp.                                              209,158           9,766
Markel Corp. *                                             4,931           2,283
Marsh & McLennan Cos., Inc.                              241,520           6,666
MBIA, Inc. (a)                                            58,234             903
Mercury General Corp.                                     16,435             790
MetLife, Inc.                                            348,544          20,554
Nationwide Financial Services, Inc., Class A              38,773           1,713
Old Republic International Corp.                         105,309           1,572
PartnerRe Ltd.                                            25,169           1,995
Philadelphia Consolidated Holding Corp. *                 26,645             954
Principal Financial Group, Inc.                          136,909           8,161
Protective Life Corp.                                     32,457           1,290
Prudential Financial, Inc.                               225,297          19,008
Reinsurance Group of America, Inc. (a)                    25,310           1,467
RenaissanceRe Holdings Ltd.                               31,407           1,790
SAFECO Corp.                                              48,978           2,614
StanCorp Financial Group, Inc.                            24,842           1,222
The Allstate Corp.                                       264,898          13,052
The Chubb Corp.                                          194,892          10,093
The Hartford Financial Services Group, Inc.              155,795          12,584
The Progressive Corp.                                    324,092           6,015
The Travelers Cos., Inc.                                 318,197          15,305
Torchmark Corp.                                           43,377           2,649
Transatlantic Holdings, Inc.                              28,429           1,939
Unitrin, Inc. (a)                                         16,571             682
Unum Group (a)                                           189,014           4,276
W. R. Berkley Corp.                                       94,725           2,866

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Wesco Financial Corp.                                      2,165             857
White Mountains Insurance Group Ltd.                       4,213           2,043
XL Capital Ltd., Class A                                  83,967           3,779
                                                                     -----------
                                                                         355,972
MATERIALS 3.8%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                           100,478           9,045
Airgas, Inc.                                              36,451           1,692
AK Steel Holding Corp. (a)*                               60,000           2,867
Albemarle Corp.                                           36,900           1,338
Alcoa, Inc.                                              393,720          13,032
Allegheny Technologies, Inc.                              47,252           3,327
AptarGroup, Inc.                                          34,000           1,282
Ashland, Inc.                                             32,240           1,468
Ball Corp.                                                45,788           2,101
Bemis Co., Inc. (a)                                       48,449           1,317
Cabot Corp.                                               29,816             886
Carpenter Technology Corp.                                40,000           2,466
Celanese Corp., Series A                                  58,243           2,165
Chemtura Corp.                                           111,747             749
Cleveland-Cliffs, Inc. (a)                                19,000           1,935
Commercial Metals Co.                                     53,294           1,511
Crown Holdings, Inc. *                                    75,676           1,856
Cytec Industries, Inc.                                    19,500           1,104
Domtar Corp. *                                           239,100           1,930
E.I. du Pont de Nemours & Co. (a)                        428,507          19,360
Eastman Chemical Co. (a)                                  37,591           2,484
Ecolab, Inc.                                              80,468           3,883
FMC Corp.                                                 35,552           1,890
Freeport-McMoRan Copper & Gold, Inc.                     173,765          15,470
Hercules, Inc.                                            50,000             876
Huntsman Corp.                                            40,054             971
International Flavors & Fragrances, Inc. (a)              36,208           1,543
International Paper Co.                                  199,607           6,437
Louisiana-Pacific Corp. (a)                               10,798             165
Martin Marietta Materials, Inc. (a)                       18,849           2,313
MeadWestvaco Corp. (a)                                    84,583           2,368
Monsanto Co.                                             264,534          29,744
Nalco Holding Co.                                         41,943             878
Newmont Mining Corp.                                     191,508          10,407
Nucor Corp.                                              150,276           8,686
Owens-Illinois, Inc. *                                    71,577           3,607
Packaging Corp. of America                                38,030             922
Pactiv Corp. *                                            61,660           1,764
PPG Industries, Inc.                                      76,106           5,030
Praxair, Inc.                                            148,528          12,017
Reliance Steel & Aluminum Co.                             17,322             852
Rohm & Haas Co. (a)                                       58,801           3,137
RPM International, Inc.                                   30,000             649
Sealed Air Corp.                                          74,902           1,959
Sigma-Aldrich Corp.                                       61,308           3,045
Smurfit-Stone Container Corp. *                          112,330           1,066
Sonoco Products Co.                                       55,770           1,721
Southern Copper Corp. (a)                                 24,982           2,344
Steel Dynamics, Inc.                                      39,000           2,034
Temple-Inland, Inc.                                       58,208           1,091
The Dow Chemical Co.                                     444,756          17,194
The Lubrizol Corp.                                        32,160           1,692
The Mosaic Co. *                                          70,095           6,379
The Scotts Miracle-Gro Co., Class A                       14,668             573
The Valspar Corp.                                         44,946             900
Titanium Metals Corp. (a)                                 18,585             404
United States Steel Corp.                                 57,768           5,899
Vulcan Materials Co. (a)                                  44,425           3,486
Weyerhaeuser Co. (a)                                      97,915           6,631
                                                                     -----------
                                                                         243,942

MEDIA 3.1%
--------------------------------------------------------------------------------
Adelphia Recovery Trust (d)*                              75,707              --
Cablevision Systems Corp., Class A *                     106,010           2,489
CBS Corp., Class B                                       342,205           8,620
Clear Channel Communications, Inc.                       230,096           7,066
Comcast Corp., Class A *                               1,427,253          25,919
Discovery Holding Co., Class A *                          87,397           2,029
DISH Network Corp., Class A *                             95,272           2,691
Gannett Co., Inc.                                        107,754           3,987
Getty Images, Inc. *                                      22,937             574
Idearc, Inc. (a)                                          65,936           1,072
John Wiley & Sons, Inc., Class A                          20,480             807
Lamar Advertising Co. (a)                                 22,870             986
Liberty Global, Inc., Series A (a)*                      180,966           7,313
Liberty Media Corp. - Capital, Series A *                 61,661           6,636
Meredith Corp.                                            16,639             782
News Corp., Class A                                    1,073,928          20,297
Omnicom Group, Inc.                                      169,738           7,701
R.H. Donnelley Corp. (a)*                                 23,786             715
Sirius Satellite Radio, Inc. (a)*                        677,085           2,167
The DIRECTV Group, Inc. *                                359,345           8,114
The E.W. Scripps Co., Class A (a)                         38,673           1,575
The Interpublic Group of Cos., Inc. (a)*                 217,364           1,941
The McGraw-Hill Cos., Inc.                               153,036           6,544
The New York Times Co.,   Class A (a)                     56,925             953
The Walt Disney Co.                                      957,002          28,643
The Washington Post Co.,   Class B                         2,526           1,879
Time Warner Cable, Inc.,    Class A *                     66,900           1,683
Time Warner, Inc.                                      1,752,601          27,586
Viacom, Inc., Class B *                                  318,946          12,362
XM Satellite Radio Holdings, Inc., Class A *             126,179           1,565
                                                                     -----------
                                                                         194,696
PHARMACEUTICALS & BIOTECHNOLOGY 7.5%
--------------------------------------------------------------------------------
Abbott Laboratories                                      715,646          40,291
Affymetrix, Inc. (a)*                                      1,490              30
Allergan, Inc.                                           142,562           9,579
Amgen, Inc. *                                            523,560          24,393
Amylin Pharmaceuticals, Inc. (a)*                         33,747           1,001
Applied Biosystems Group-Applera Corp.                   100,500           3,169

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Barr Pharmaceuticals, Inc. *                              33,938           1,771
Biogen Idec, Inc. *                                      132,555           8,079
Bristol-Myers Squibb Co.                                 936,539          21,718
Celgene Corp. (a)*                                       171,546           9,625
Cephalon, Inc. *                                          27,000           1,772
Charles River Laboratories International, Inc. *          31,015           1,926
Covance, Inc. *                                           24,300           2,021
Eli Lilly & Co.                                          457,671          23,579
Endo Pharmaceuticals Holdings, Inc. *                     59,028           1,543
Forest Laboratories, Inc. *                              147,446           5,864
Genentech, Inc. *                                        205,619          14,432
Genzyme Corp. *                                          122,131           9,542
Gilead Sciences, Inc. *                                  430,912          19,688
ImClone Systems, Inc. *                                   27,380           1,190
Invitrogen Corp. *                                        21,302           1,825
Johnson & Johnson                                      1,342,217          84,909
King Pharmaceuticals, Inc. *                             104,766           1,099
Merck & Co., Inc.                                      1,019,285          47,173
Millennium Pharmaceuticals, Inc. *                       141,504           2,147
Millipore Corp. (a)*                                      22,874           1,605
Mylan, Inc. (a)                                          113,500           1,692
PDL BioPharma, Inc. (a)*                                  53,395             797
PerkinElmer, Inc.                                         56,500           1,406
Pfizer, Inc.                                           3,216,810          75,241
Pharmaceutical Product Development, Inc.                  47,746           2,070
Schering-Plough Corp.                                    713,716          13,967
Sepracor, Inc. *                                          49,069           1,386
Techne Corp. *                                            17,563           1,142
Thermo Fisher Scientific, Inc. *                         194,798          10,030
Vertex Pharmaceuticals, Inc. (a)*                         34,812             709
Warner Chilcott Ltd., Class A (a)*                       111,500           1,890
Waters Corp. *                                            47,000           2,700
Watson Pharmaceuticals, Inc. *                            47,500           1,240
Wyeth                                                    624,283          24,847
                                                                     -----------
                                                                         479,088
REAL ESTATE 1.7%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                     13,000           1,277
AMB Property Corp.                                        45,825           2,319
Annaly Capital Management, Inc.                          117,000           2,307
Apartment Investment & Management Co., Class A (a)        43,665           1,731
AvalonBay Communities, Inc.                               36,751           3,453
Boston Properties, Inc.                                   55,105           5,065
Brandywine Realty Trust (a)                               40,050             755
BRE Properties, Inc. (a)                                  23,424           1,021
Brookfield Properties Corp.                               93,750           1,904
Camden Property Trust                                     26,264           1,296
CapitalSource, Inc. (a)                                   77,579           1,273
CB Richard Ellis Group, Inc., Class A (a)*                86,637           1,682
CBL & Associates Properties, Inc.                         29,241             777
Colonial Properties Trust                                 20,534             506
Developers Diversified Realty Corp.                       58,700           2,416
Duke Realty Corp. (a)                                     63,437           1,500
Equity Residential                                       136,272           5,098
Essex Property Trust, Inc. (a)                            10,517           1,090
Federal Realty Investment Trust                           24,196           1,786
Forest City Enterprises, Inc., Class A (a)                21,588             860
General Growth Properties, Inc.                          112,993           4,127
HCP, Inc.                                                 95,280           2,897
Health Care REIT, Inc. (a)                                34,021           1,459
Highwoods Properties, Inc.                                26,000             778
Hospitality Properties Trust                              43,481           1,476
Host Hotels & Resorts, Inc. (a)                          241,534           4,043
HRPT Properties Trust                                     88,774             706
iStar Financial, Inc. (a)                                 58,693           1,566
Jones Lang LaSalle, Inc. (a)                              16,005           1,245
Kilroy Realty Corp.                                       15,000             735
Kimco Realty Corp.                                       104,831           3,754
Liberty Property Trust                                    40,104           1,288
Mack-Cali Realty Corp.                                    28,347           1,007
Nationwide Health Properties, Inc.                        40,000           1,262
New Century Financial Corp. (a)*                          23,820              --
Plum Creek Timber Co., Inc.                               82,198           3,432
ProLogis                                                 118,761           7,048
Public Storage                                            56,859           4,449
Rayonier, Inc.                                            34,923           1,478
Realty Income Corp. (a)                                   46,000           1,121
Regency Centers Corp.                                     32,082           1,971
Simon Property Group, Inc.                               102,678           9,177
SL Green Realty Corp. (a)                                 27,401           2,543
Taubman Centers, Inc.                                     24,000           1,204
The Macerich Co. (a)                                      31,678           2,166
The St. Joe Co. (a)                                       21,800             846
Thornburg Mortgage, Inc. (a)                              52,818             592
UDR, Inc. (a)                                             62,789           1,433
Ventas, Inc.                                              47,419           2,096
Vornado Realty Trust                                      60,451           5,465
Weingarten Realty Investors (a)                           35,002           1,177
                                                                     -----------
                                                                         110,657
RETAILING 2.9%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                          34,819           2,775
Advance Auto Parts, Inc.                                  44,702           1,595
Amazon.com, Inc. *                                       144,241          11,208
American Eagle Outfitters, Inc.                           91,085           2,098
AnnTaylor Stores Corp. *                                  29,937             753
AutoNation, Inc. (a)*                                     34,466             561
AutoZone, Inc. *                                          21,033           2,542
Barnes & Noble, Inc.                                      23,118             785
Bed Bath & Beyond, Inc. (a)*                             122,920           3,963
Best Buy Co., Inc. (a)                                   183,176           8,941
Big Lots, Inc. (a)*                                       42,200             733
CarMax, Inc. (a)*                                         91,100           2,032
Chico's FAS, Inc. *                                       46,194             498
Circuit City Stores, Inc. (a)                             63,937             348
Collective Brands, Inc. (a)*                              30,300             534
Dillard's, Inc., Class A (a)                              26,164             519
Dollar Tree Stores, Inc. *                                42,608           1,193
Expedia, Inc. (a)*                                       114,109           2,627
Family Dollar Stores, Inc.                                65,200           1,371

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Foot Locker, Inc.                                         70,109             960
GameStop Corp., Class A *                                 70,300           3,637
Genuine Parts Co.                                         79,030           3,472
IAC/InterActiveCorp (a)*                                 100,760           2,614
J.C. Penney Co., Inc.                                    102,922           4,880
Kohl's Corp. *                                           145,665           6,648
Liberty Media Corp. - Interactive Class A *              256,108           4,075
Limited Brands, Inc.                                     119,023           2,272
Lowe's Cos., Inc.                                        679,246          17,959
Macy's, Inc.                                             213,176           5,892
Nordstrom, Inc. (a)                                       87,300           3,396
O'Reilly Automotive, Inc. *                               24,566             723
Office Depot, Inc. *                                     126,730           1,879
OfficeMax, Inc.                                           34,900             864
PetSmart, Inc.                                            59,695           1,365
RadioShack Corp. (a)                                      63,140           1,095
Ross Stores, Inc.                                         57,756           1,684
Saks, Inc. (a)*                                           60,179           1,086
Sears Holdings Corp. (a)*                                 33,894           3,745
Staples, Inc.                                            330,470           7,911
Target Corp.                                             392,042          21,790
The Gap, Inc.                                            244,275           4,671
The Home Depot, Inc.                                     783,765          24,038
The Men's Wearhouse, Inc. (a)                             24,300             619
The Sherwin-Williams Co. (a)                              48,390           2,768
The TJX Cos., Inc.                                       211,165           6,664
Tiffany & Co. (a)                                         61,173           2,441
Tractor Supply Co. (a)*                                    4,484             173
Urban Outfitters, Inc. *                                  33,496             971
Williams-Sonoma, Inc. (a)                                 40,821           1,097
                                                                     -----------
                                                                         186,465
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                        196,331           1,500
Altera Corp.                                             155,919           2,633
Analog Devices, Inc.                                     151,674           4,302
Applied Materials, Inc.                                  641,089          11,488
Atmel Corp. *                                            172,417             545
Broadcom Corp., Class A (a)*                             205,825           4,545
Cypress Semiconductor Corp. *                             53,268           1,132
Fairchild Semiconductor International, Inc. *             57,200             701
Integrated Device Technology, Inc. *                     114,071             850
Intel Corp.                                            2,674,630          56,702
International Rectifier Corp. (a)*                        33,542             933
Intersil Corp., Class A                                   60,867           1,402
KLA-Tencor Corp. (a)                                      84,538           3,532
Lam Research Corp. *                                      60,600           2,326
Linear Technology Corp. (a)                              102,866           2,846
LSI Corp. (a)*                                           334,498           1,746
Marvell Technology Group Ltd. *                          214,362           2,545
MEMC Electronic Materials, Inc. *                         78,077           5,579
Microchip Technology, Inc. (a)                            99,466           3,174
Micron Technology, Inc. (a)*                             334,000           2,348
National Semiconductor Corp.                             143,458           2,644
Novellus Systems, Inc. (a)*                               58,295           1,385
NVIDIA Corp. *                                           247,199           6,079
Rambus, Inc. (a)*                                         40,964             797
Silicon Laboratories, Inc. *                              24,236             757
Teradyne, Inc. *                                          89,557             982
Texas Instruments, Inc.                                  669,375          20,704
Varian Semiconductor Equipment Associates, Inc. *         35,200           1,134
Xilinx, Inc.                                             153,905           3,366
                                                                     -----------
                                                                         148,677
SOFTWARE & SERVICES 6.2%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                  245,442           8,497
Activision, Inc. *                                       115,669           2,992
Adobe Systems, Inc. *                                    272,913           9,533
Affiliated Computer Services, Inc., Class A *             45,867           2,236
Akamai Technologies, Inc. (a)*                            57,909           1,749
Alliance Data Systems Corp. *                             31,271           1,581
Autodesk, Inc. *                                         107,372           4,418
Automatic Data Processing, Inc.                          254,551          10,327
BEA Systems, Inc. *                                      172,306           3,220
BMC Software, Inc. *                                     111,712           3,579
CA, Inc.                                                 218,181           4,807
Cadence Design Systems, Inc. *                           150,387           1,526
Citrix Systems, Inc. *                                    83,700           2,898
Cognizant Technology Solutions Corp., Class A *          132,166           3,687
Computer Sciences Corp. *                                 80,331           3,400
Compuware Corp. *                                        150,464           1,279
Convergys Corp. *                                         63,309             982
Digital River, Inc. (a)*                                  16,000             600
DST Systems, Inc. (a)*                                    25,580           1,829
eBay, Inc. *                                             524,920          14,115
Electronic Arts, Inc. *                                  143,781           6,811
Electronic Data Systems Corp.                            226,895           4,561
FactSet Research Systems,   Inc. (a)                      20,000           1,119
Fair Isaac Corp. (a)                                      23,351             595
Fidelity National Information Services, Inc.              75,470           3,204
Fiserv, Inc. *                                            79,089           4,063
Global Payments, Inc.                                     44,138           1,651
Google, Inc., Class A *                                   99,296          56,033
Intuit, Inc. *                                           158,844           4,875
Iron Mountain, Inc. *                                     73,387           2,524
MasterCard, Inc., Class A (a)                             31,000           6,417
McAfee, Inc. *                                            73,929           2,488
Metavante Technologies, Inc. *                            39,510             875
MICROS Systems, Inc. *                                    19,000           1,170
Microsoft Corp.                                        3,890,588         126,833
MoneyGram International, Inc. (a)                         37,761             202
NAVTEQ *                                                  43,392           3,207
Novell, Inc. *                                           150,024             954
Oracle Corp. *                                         1,850,710          38,032
Parametric Technology Corp. *                             40,000             658
Paychex, Inc.                                            157,378           5,149
Red Hat, Inc. (a)*                                        89,183           1,666
Salesforce.com, Inc. (a)*                                 25,321           1,324
SAVVIS, Inc. (a)*                                         12,700             257
Sybase, Inc. *                                            43,000           1,213
Symantec Corp. *                                         414,974           7,441
Synopsys, Inc. *                                          85,000           1,872

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
THQ, Inc. (a)*                                            30,000             540
Total System Services, Inc.                              168,500           3,892
Unisys Corp. *                                           151,521             630
ValueClick, Inc. (a)*                                     45,500             993
VeriSign, Inc. (a)*                                      102,405           3,474
Western Union Co.                                        347,490           7,784
Yahoo!, Inc. *                                           526,429          10,097
                                                                     -----------
                                                                         395,859
TECHNOLOGY HARDWARE & EQUIPMENT 6.7%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                            54,467             806
Agilent Technologies, Inc. *                             172,231           5,840
Amphenol Corp., Class A                                   77,420           3,092
Apple, Inc. *                                            399,714          54,105
Arrow Electronics, Inc. *                                 56,900           1,947
Avnet, Inc. *                                             59,546           2,121
Brocade Communications Systems, Inc. *                   185,000           1,275
Ciena Corp. *                                             37,753           1,024
Cisco Systems, Inc. *                                  2,801,315          68,632
CommScope, Inc. (a)*                                      31,100           1,379
Corning, Inc.                                            727,963          17,522
Dell, Inc. *                                           1,053,499          21,112
Diebold, Inc.                                             25,318             655
EchoStar Corp., Class A (a)*                              19,054             557
EMC Corp. *                                              972,124          15,428
F5 Networks, Inc. *                                       38,118             897
FLIR Systems, Inc. (a)*                                   50,000           1,514
Harris Corp.                                              62,146           3,399
Hewlett-Packard Co.                                    1,249,618          54,671
Ingram Micro, Inc., Class A *                             66,051           1,174
International Business Machines Corp.                    635,690          68,235
Jabil Circuit, Inc.                                       74,100             982
JDS Uniphase Corp. (a)*                                   71,305             742
Juniper Networks, Inc. *                                 227,994           6,190
Lexmark International, Inc.,  Class A (a)*                30,859           1,117
Mettler-Toledo International, Inc. *                      20,000           1,986
Molex, Inc.                                               41,121             989
Motorola, Inc.                                         1,061,788          12,242
NCR Corp. *                                               83,044           1,784
Network Appliance, Inc. *                                172,000           3,994
Polycom, Inc. *                                           38,000             960
QLogic Corp. *                                            73,400           1,050
QUALCOMM, Inc.                                           768,228          32,588
SanDisk Corp. (a)*                                       101,858           2,592
Sanmina-SCI Corp. *                                      240,427             378
Seagate Technology                                       139,837           2,835
Sun Microsystems, Inc. *                                 417,484           7,306
Tech Data Corp. *                                         25,152             865
Tellabs, Inc. *                                          201,275           1,373
Teradata Corp. *                                          60,544           1,442
Trimble Navigation Ltd. (a)*                              56,600           1,497
Tyco Electronics Ltd.                                    169,248           5,722
Vishay Intertechnology, Inc. *                           132,150           1,386
Western Digital Corp. *                                   99,512           2,632
Xerox Corp.                                              451,130           6,947
Zebra Technologies Corp.,  Class A *                      31,925             980
                                                                     -----------
                                                                         425,964
TELECOMMUNICATION SERVICES 3.3%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                          187,889           7,051
AT&T, Inc.                                             2,884,527         111,025
CenturyTel, Inc.                                          67,187           2,480
Citizens Communications Co. (a)                          176,758           2,027
Crown Castle International Corp. (a)*                     92,627           3,352
Embarq Corp.                                              69,800           3,162
Leap Wireless International, Inc. (a)*                    10,680             442
Level 3 Communications, Inc. (a)*                        669,140           2,302
NII Holdings, Inc., Class B *                             65,841           2,809
Qwest Communications International, Inc. (a)             706,635           4,155
SBA Communications Corp., Class A (a)*                    40,000           1,184
Sprint Nextel Corp. (a)                                1,346,107          14,175
Telephone & Data Systems, Inc.                            48,301           2,547
Verizon Communications, Inc.                           1,349,537          52,416
Windstream Corp.                                         180,848           2,100
                                                                     -----------
                                                                         211,227
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Alexander & Baldwin, Inc.                               15,426               704
AMR Corp. (a)*                                         111,651             1,557
Avis Budget Group, Inc. *                               44,258               591
Burlington Northern Santa Fe Corp.                     138,381            11,973
C.H. Robinson Worldwide, Inc. (a)                       78,748             4,374
Con-way, Inc. (a)                                       21,608             1,052
Continental Airlines, Inc., Class B (a)*                45,400             1,235
CSX Corp.                                              202,542             9,819
Expeditors International of Washington, Inc.            84,098             3,977
FedEx Corp.                                            142,428            13,314
Hertz Global Holdings, Inc. *                           41,600               621
J.B. Hunt Transport Services, Inc. (a)                  20,591               640
Kansas City Southern (a)*                               33,000             1,184
Landstar System, Inc.                                   26,030             1,302
Norfolk Southern Corp.                                 179,806             9,780
Ryder System, Inc.                                      28,064             1,461
Southwest Airlines Co.                                 347,688             4,078
UAL Corp. (a)                                           45,667             1,733
Union Pacific Corp.                                    125,491            15,690
United Parcel Service, Inc., Class B                   488,325            35,726
US Airways Group, Inc. (a)*                             22,848               316
YRC Worldwide, Inc. (a)*                                24,091               441
                                                                     -----------
                                                                         121,568
UTILITIES 3.9%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                       36,000           1,363
Allegheny Energy, Inc.                                    76,353           4,183

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Alliant Energy Corp.                                      53,900           1,989
Ameren Corp.                                              81,485           3,651
American Electric Power Co., Inc.                        183,931           7,878
Aqua America, Inc. (a)                                    43,134             860
Atmos Energy Corp.                                        14,818             426
CenterPoint Energy, Inc. (a)                             148,411           2,376
CMS Energy Corp. (a)                                     103,533           1,622
Consolidated Edison, Inc. (a)                            105,006           4,576
Constellation Energy Group                                83,741           7,868
Dominion Resources, Inc.                                 269,758          11,600
DPL, Inc. (a)                                             50,061           1,390
DTE Energy Co.                                            82,097           3,501
Duke Energy Corp.                                        582,943          10,878
Dynegy, Inc., Class A *                                  175,199           1,230
Edison International                                     156,454           8,161
Energen Corp.                                             33,196           2,088
Energy East Corp.                                         36,053             910
Entergy Corp.                                             98,622          10,669
Equitable Resources, Inc.                                 56,400           3,144
Exelon Corp.                                             317,656          24,202
FirstEnergy Corp.                                        147,970          10,538
FPL Group, Inc.                                          188,008          12,123
Great Plains Energy, Inc. (a)                             39,000           1,087
Hawaiian Electric Industries, Inc. (a)                    37,748             849
Integrys Energy Group, Inc.                               34,155           1,661
MDU Resources Group, Inc.                                 83,917           2,175
Mirant Corp. (a)*                                        118,702           4,373
National Fuel Gas Co.                                     27,047           1,166
Nicor, Inc. (a)                                           21,000             861
NiSource, Inc.                                           126,980           2,411
Northeast Utilities                                       71,514           1,982
NRG Energy, Inc. (a)*                                     82,930           3,200
NSTAR                                                     49,512           1,606
OGE Energy Corp.                                          29,180             955
ONEOK, Inc.                                               67,062           3,152
Pepco Holdings, Inc. (a)                                  89,174           2,270
PG&E Corp.                                               162,137           6,654
Pinnacle West Capital Corp.                               36,487           1,402
PNM Resources, Inc. (a)                                   10,000             193
PPL Corp.                                                178,511           8,733
Progress Energy, Inc.                                    119,185           5,384
Public Service Enterprise Group, Inc.                    117,161          11,247
Puget Energy, Inc.                                        46,219           1,209
Questar Corp.                                             79,720           4,059
Reliant Energy, Inc. *                                   157,397           3,348
SCANA Corp.                                               54,031           2,015
Sempra Energy                                            121,878           6,813
Sierra Pacific Resources                                  50,000             749
Southern Co.                                             327,518          11,905
Southern Union Co.                                        49,962           1,358
TECO Energy, Inc. (a)                                     92,117           1,536
The AES Corp. *                                          320,202           6,109
UGI Corp.                                                 23,148             616
Westar Energy, Inc.                                       10,000             244
Wisconsin Energy Corp.                                    54,168           2,466
Xcel Energy, Inc. (a)                                    189,009           3,929
                                                                     -----------
                                                                         244,943
                                                                     -----------
TOTAL COMMON STOCK
(COST $2,982,936)                                                      6,361,133
                                                                     -----------
FOREIGN COMMON STOCK 0.1% OF NET ASSETS

BERMUDA 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Foster Wheeler Ltd. *                                     64,856           4,441

CONSUMER SERVICES 0.0%
Orient-Express Hotels Ltd., Class A (a)                   19,000             983
                                                                         -------
                                                                           5,424
UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------

TRANSPORTATION 0.0%
UTI Worldwide, Inc.                                       40,080             750
                                                                         -------
TOTAL FOREIGN COMMON STOCK
(COST $3,643)                                                              6,174
                                                                         -------

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

REPURCHASE AGREEMENT 0.1%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 01/31/08, due
   02/01/08 at 2.58%, with a maturity value of
   $7,540 (fully collateralized by Federal
   National Mortgage Association with a value of
   $7,693)                                                 7,539           7,539

U.S. TREASURY OBLIGATION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   2.92%, 03/20/08 (b)                                       430             428
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS
(COST $7,967)                                                              7,967
                                                                         -------

END OF INVESTMENTS.

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 5.2% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                         335,672,630         335,673

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $2,996,992, and the unrealized appreciation and depreciation were $3,537,414 and ($159,132), respectively, with a net unrealized appreciation of $3,378,282.

  * Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.
(d) Fair-valued by Management.

In addition to the above, the fund held the following at 01/31/08. All numbers are x1,000 except number of futures contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         GAINS
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 03/20/08                                  60        4,139              8

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments -- Schwab 1000 Index Fund
              --------------------------------------------

By: /s/ Randall W. Merk
    -------------------
        Randall W. Merk
        Chief Executive Officer

Date:   March 13, 2008
        --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Randall W. Merk
    -------------------
        Randall W. Merk
        Chief Executive Officer

Date:   March 13, 2008
        --------------

By: /s/ George Pereira
    -------------------------------
        George Pereira
        Principal Financial Officer

Date:   March 13, 2008
        --------------